Dividends Per Share - Summary of Dividend Per Share (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Aggregate amount	¥ 146,649	¥ 130,917
Sumitomo mitsui banking corporation [member]
Dividends per share	¥ 105	¥ 95
Aggregate amount	¥ 143,936	¥ 130,190